Schedule of Investments (unaudited)	iShares® Agency Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 2.2%
Navient Solutions LLC,0.00% 10/03/22(a)	$13,567	$13,420,069
Private Export Funding Corp.
Series EE, 2.80%, 05/15/22	23	23,537
Series KK, 3.55%, 01/15/24	6,030	6,491,838
		19,935,444
Total Corporate Bonds & Notes — 2.2%
(Cost: $19,423,510)		19,935,444

Foreign Government Obligations(b)
Israel — 20.4%
Israel Government AID Bond
5.13%, 11/01/24	1,200	1,385,772
5.50%, 09/18/23	45,628	51,043,587
5.50%, 12/04/23	111,106	125,560,891
5.50%, 09/18/33	3,000	4,170,090
		182,160,340
Total Foreign Government Obligations — 20.4%
(Cost: $180,578,338)		182,160,340

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 68.9%
Federal Farm Credit Banks Funding Corp.
0.13%, 03/09/23	10,000	9,994,500
0.13%, 04/13/23	44,000	43,980,640
0.13%, 05/10/23	14,885	14,877,855
0.25%, 11/27/23	4,732	4,727,931
0.25%, 02/26/24	16,810	16,805,629
0.32%, 08/10/23 (Call 08/10/21)	30,000	29,994,000
1.77%, 06/26/23	600	618,678
Federal Home Loan Banks
0.13%, 03/17/23	40,145	40,124,928
1.38%, 02/17/23	2,560	2,613,734
2.13%, 03/10/23	10,000	10,350,100
2.13%, 06/09/23	15	15,593
2.38%, 03/14/25	12,000	12,827,880
2.50%, 12/10/27	1,480	1,591,918
2.75%, 12/13/24	17,740	19,126,736
3.13%, 06/13/25	1,055	1,160,479
3.13%, 09/12/25	30	33,113
3.25%, 06/09/23	1,000	1,061,590
3.38%, 12/08/23	1,490	1,606,086
5.63%, 03/14/36	2,900	4,213,207
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(a)	47,466	45,379,869
0.00%, 12/14/29(a)	22,226	19,042,792
0.00%, 12/17/29(a)	11,250	9,549,225
0.25%, 12/04/23	130	130,121
0.38%, 09/23/25	40,965	40,493,903
6.75%, 03/15/31	5,000	7,316,300
Series 1, 0.00%, 11/15/38(a)	11,390	7,267,503
Federal National Mortgage Association
0.25%, 11/27/23	16,010	16,034,655
0.30%, 08/03/23 (Call 08/03/22)	83,600	83,724,564
Security	Par/ Shares (000)	Value

U.S. Government Agency Obligations (continued)
0.38%, 08/25/25	$25,601	$25,327,581
0.50%, 06/17/25	5,500	5,483,280
0.50%, 11/07/25	1,000	992,250
0.63%, 04/22/25	14,005	14,049,256
1.38%, 09/06/22	11	11,175
1.63%, 01/07/25	10,000	10,412,600
2.75%, 06/22/21	3	3,005
2.88%, 09/12/23	9	9,543
6.03%, 10/08/27	3,491	4,515,678
6.21%, 08/06/38	2,000	3,128,220
6.25%, 05/15/29	511	696,197
7.13%, 01/15/30	5,000	7,248,600
7.25%, 05/15/30	16,936	24,936,228
Tennessee Valley Authority
2.88%, 09/15/24	12	12,954
4.25%, 09/15/65	35	46,647
4.65%, 06/15/35	800	1,038,272
4.88%, 01/15/48	4,413	6,159,180
5.25%, 09/15/39	8,925	12,415,121
5.38%, 04/01/56	1,700	2,619,785
5.50%, 06/15/38	9,000	12,746,520
5.88%, 04/01/36	12,000	17,557,320
6.15%, 01/15/38	225	336,287
Series A, 2.88%, 02/01/27	75	82,421
Series B, 4.70%, 07/15/33	2,500	3,228,375
Series E, 6.75%, 11/01/25	13,585	17,077,160
		614,797,184
U.S. Government Obligations — 6.2%
U.S. Treasury Note/Bond
0.25%, 05/15/24	17,000	16,977,422
0.75%, 04/30/26(c)	23,000	22,976,641
0.75%, 05/31/26	8,000	7,984,691
1.13%, 02/15/31(c)	4,325	4,150,648
2.25%, 05/15/41	3,000	3,033,304
		55,122,706
Total U.S. Government & Agency Obligations — 75.1%
(Cost: $667,674,929)		669,919,890

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	53,972	53,971,515

Total Short-Term Investments — 6.0%
(Cost: $53,971,515)		53,971,515

Total Investments in Securities — 103.7%
(Cost: $921,648,292)		925,987,189

Other Assets, Less Liabilities — (3.7)%		(33,163,968)

Net Assets — 100.0%		$892,823,221

(a)	Zero-coupon bond.

(b)	U.S. dollar denominated security issued by foreign domiciled entity.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® Agency Bond ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$18,119,100	$35,852,415	(a)	$—	$—	$—	$53,971,515	53,972	$3,790	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$19,935,444	$—	$19,935,444
Foreign Government Obligations	—	182,160,340	—	182,160,340
U.S. Government & Agency Obligations	—	669,919,890	—	669,919,890
Money Market Funds	53,971,515	—	—	53,971,515
	$53,971,515	$872,015,674	$—	$925,987,189

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